Fair Value Measurements (Assets and Liabilities at Fair Value) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments carried at cost	$ 13.7	$ 17.8